Related Party Transactions and Balances - Additional Information (Detail) ¥ in Thousands, $ in Thousands							1 Months Ended
	Dec. 31, 2024	Apr. 15, 2021	Mar. 30, 2020 CNY (¥)	Mar. 30, 2020 USD ($)	Apr. 11, 2019 CNY (¥)	Apr. 11, 2019 USD ($)	Apr. 30, 2020 shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Maturity date		Apr. 15, 2021
Interest free loans								¥ 4,237,978	$ 614,449	¥ 3,121,046
Prepayment For The Future Exercise Price Of EatTogether Warrant [Member]
Related Party Transaction [Line Items]
Amounts due to related parties												¥ 190,500
Supplementary Agreement [Member] | Eat Together Warrant [Member]
Related Party Transaction [Line Items]
Payment for exercise of warrant | $				$ 28,700
Mr. Liang Changlin [Member]
Related Party Transaction [Line Items]
Interest free loans											¥ 9,000
Mr. Liang Changlin [Member] | Onshore Loans [Member]
Related Party Transaction [Line Items]
Aggregate principal amount													¥ 190,500
Mr. Liang Changlin [Member] | Onshore Loans [Member] | Forecast [Member]
Related Party Transaction [Line Items]
Maturity date	Dec. 31, 2024
Tiejun [Member]
Related Party Transaction [Line Items]
Interest free loans											¥ 1,100
Founder [Member] | Series B Four One Redeemable Convertible Preferred Shares [Member]
Related Party Transaction [Line Items]
Temporary equity, Shares issued | shares							6,664,000
Founder [Member] | Eat Together Warrant [Member] | Series B Four One Redeemable Convertible Preferred Shares [Member]
Related Party Transaction [Line Items]
Temporary equity, Shares issued | shares							6,664,000
Founder [Member] | Supplementary Agreement [Member]
Related Party Transaction [Line Items]
Repayment of related party debt			¥ 190,500
Eat Together Holding Limited [Member]
Related Party Transaction [Line Items]
Value of warrants issued to settle onshore loans					¥ 190,500	$ 28,700